Intangible Assets - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	$ 189
Intangible assets acquired, weighted average amortization period (in years)		1 year	2 years
Other Property
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, weighted average amortization period (in years)	3 years